Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.19%
Australia–2.20%
Cardinal Resources Ltd.(a)	6,000,611	$1,477,647
Gold Road Resources Ltd.(a)	2,621,055	2,429,099
New Century Resources Ltd.(a)	3,441,936	912,454
		4,819,200
Canada–75.87%
Agnico Eagle Mines Ltd.	197,922	10,337,466
Alamos Gold, Inc., Class A	1,041,306	6,832,634
B2Gold Corp.(a)	2,674,614	8,531,690
Barkerville Gold Mines Ltd.(a)	3,041,243	852,599
Barrick Gold Corp.	631,900	10,274,694
Belo Sun Mining Corp.(a)	8,146,198	1,697,382
Chesapeake Gold Corp.(a)	632,320	1,207,339
Continental Gold, Inc.(a)	3,846,545	11,279,079
Detour Gold Corp.(a)	450,855	6,886,829
Franco-Nevada Corp.	120,870	10,504,462
Guyana Goldfields, Inc.(a)	2,429,714	2,061,888
INV Metals, Inc.(a)	2,621,042	714,938
Ivanhoe Mines Ltd., Class A(a)	2,596,982	8,146,314
Kinross Gold Corp.(a)	2,415,830	9,774,611
Lundin Gold, Inc.(a)	1,622,331	9,612,539
North American Palladium Ltd.	102,933	1,187,029
Osisko Mining, Inc.(a)	1,099,753	2,841,459
Premier Gold Mines Ltd.(a)	2,526,455	4,249,682
Pretium Resources, Inc.(a)	614,939	6,667,508
Progress Minerals, Inc., REGS (Acquired 06/26/2018; Cost $1,215,733)(a)(b)(c)(d)	6,474,020	1,226,326
Reunion Gold Corp.(a)	6,496,007	1,328,930
Roxgold, Inc.(a)	1,946,295	1,592,664
Rubicon Minerals Corp.(a)	2,500,956	1,504,075
Sandstorm Gold Ltd.(a)	1,767,778	10,876,161
SEMAFO, Inc.(a)	2,010,080	8,056,769
TMAC Resources, Inc., REGS(a)(b)	775,267	3,506,853
Torex Gold Resources, Inc.(a)	1,102,106	14,195,940
Wheaton Precious Metals Corp.	384,326	10,038,595
		165,986,455
Shares		Value
Egypt–0.77%
Centamin PLC	1,080,292	$1,682,079
Ivory Coast–3.41%
Endeavour Mining Corp.(a)	399,606	7,466,498
Mexico–1.63%
Fresnillo PLC	489,933	3,557,910
Mongolia–2.02%
Turquoise Hill Resources Ltd.(a)	7,796,244	4,430,355
Switzerland–0.86%
Glencore PLC(a)	584,165	1,880,892
United States–11.89%
Boart Longyear Ltd.(a)	8,083,336	27,700
Boart Longyear Ltd., Wts. expiring 9/13/24(a)	11,188,146	7,651
iShares® Gold Trust - ETF(a)	564,600	7,633,392
Newmont Goldcorp Corp.	290,492	10,608,768
SPDR ® Gold Trust–ETF(a)	58,000	7,726,180
		26,003,691
Zambia–0.54%
First Quantum Minerals Ltd.	127,824	1,177,709
Total Common Stocks & Other Equity Interests (Cost $224,061,203)		217,004,789
Money Market Funds–0.91%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)	695,330	695,330
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)	496,520	496,719
Invesco Treasury Portfolio, Institutional Class, 2.15%(e)	794,663	794,663
Total Money Market Funds (Cost $1,986,712)		1,986,712
TOTAL INVESTMENTS IN SECURITIES—100.10% (Cost $226,047,915)		218,991,501
OTHER ASSETS LESS LIABILITIES–(0.10)%		(212,506)
NET ASSETS–100.00%		$218,778,995

Investment Abbreviations:
ETF	– Exchange-Traded Fund
REGS	– Regulation S
SPDR	– Standard & Poor’s Depositary Receipt
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Gold & Precious Metals Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $4,733,179, which represented 2.16% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2019 represented less than 1% of the Fund’s Net Assets. See Note 2.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$1,477,647	$3,341,553	$—	$4,819,200
Canada	164,760,129	—	1,226,326	165,986,455
Egypt	—	1,682,079	—	1,682,079
Ivory Coast	7,466,498	—	—	7,466,498
Mexico	—	3,557,910	—	3,557,910
Mongolia	4,430,355	—	—	4,430,355
Switzerland	—	1,880,892	—	1,880,892
United States	25,975,991	27,700	—	26,003,691
Zambia	1,177,709	—	—	1,177,709
Money Market Funds	1,986,712	—	—	1,986,712
Total Investments	$207,275,041	$10,490,134	$1,226,326	$218,991,501
NOTE 2—Investments in Other Affiliates
The Investment Company Act of 1940, as amended (the "1940 Act"), defines an "affiliated person" as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.
	Value 04/30/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 07/31/19	Dividend Income
Progress Minerals, Inc.	$ 1,208,110	$–	$–	$ 18,216	$–	$ 1,226,326	$–
Invesco Gold & Precious Metals Fund